Going Concern and Management’s Plan (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 28, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss	$ 8,169,149	$ 3,478,606	$ 19,773,059	$ 10,659,566	$ 14,272,068	$ 22,097,227
Net cash used in operations			27,623,540	$ 11,295,688	15,786,259	20,567,926
Working capital deficit					26,277,805
Proceeds from equity stock capital	37,000,000
Convertible notes payable					8,254,390	$ 5,414,390	$ 10,600,000
Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from equity stock capital					$ 42,500,000